                        ALLSTATE LIFE INSURANCE COMPANY
                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

        ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

                       Supplement dated February 22, 2013
                       To Allstate Life Insurance Company
                 Prospectus dated May 1, 2012, as supplemented

                       Supplement dated February 22, 2013
                 To Allstate Life Insurance Company of New York
                 Prospectus dated May 1, 2009, as supplemented

 This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).

 We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") that will become effective on or about February 25, 2013.

 A. APPROVAL AND EFFECTIVENESS OF A NEW 12B-1 PLAN.
 At a recent special meeting, shareholders of Portfolios of the Advanced Series Trust (the "Trust") approved a Shareholder Services and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan is applicable to all of the Portfolios of the Trust except AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio.

 Pursuant to the Plan, each Portfolio of the Trust covered by the Plan will compensate Prudential Annuities Distributors ("PAD"), Inc. for shareholder servicing and distribution expenses at the annual rate of 0.10% of the average daily net assets of the shares of each Portfolio. The existing administrative services fee, which was paid by each Portfolio at the same annual rate of 0.10% of the average daily net assets of the shares of each Portfolio, will be discontinued.

 The Trust's investment managers have contractually reduced their management fee rates for all Portfolios covered by the Plan. Additionally, PAD has contractually agreed to reduce its distribution and service fees for certain bond Portfolios so that the effective distribution and service fee rate paid by those Portfolios is reduced based on the average daily net assets of the relevant Portfolio. The Plan, including the reduced management fee rates, is anticipated to become operational on or about February 25, 2013.

 Accordingly, we have restated the "Underlying Mutual Fund Portfolio Annual Expenses" (or "Portfolio Annual Expenses," as applicable) table that appears in the "Summary of Contract Fees and Charges" chapter of your prospectus to reflect the new 12b-1 plan, as follows:

 The following are the total annual expenses for each underlying mutual fund ("Portfolio"). The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. The fees and expenses have been restated to reflect fee and expense changes implemented following shareholder approval of a Rule 12b-1 plan for the Portfolios, as explained in the current prospectus for the Portfolios. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Allstate Life (or if your annuity is issued in New York, Allstate New York) with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.

                                      1                            ACCESSSUP6

----------------------------------------------------------------------------------------------------------------------------------
                                                 UNDERLYING MUTUAL FUND PORTFOLIO
                                                         ANNUAL EXPENSES+

                                               (as a percentage of the average net
                                               assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------
   UNDERLYING PORTFOLIO                         Distribution                                      Total
                                                   and/or                Broker Fees  Acquired   Annual    Contractual
                                                  Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver
                            Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense
                               Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement
------------------------------------------------------------------------------------------------------------------------
Advanced Series Trust
 AST Academic Strategies
  Asset Allocation            0.71%     0.03%      0.04%        0.09%       0.01%       0.66%     1.54%       0.00%
 AST Advanced Strategies      0.81%     0.03%      0.10%        0.00%       0.00%       0.05%     0.99%       0.00%
 AST AQR Emerging Markets
  Equity/ 1/                  1.09%     0.16%      0.10%        0.00%       0.00%       0.00%     1.35%       0.00%
 AST Balanced Asset
  Allocation                  0.15%     0.01%      0.00%        0.00%       0.00%       0.85%     1.01%       0.00%
 AST BlackRock Global
  Strategies                  0.97%     0.03%      0.10%        0.00%       0.00%       0.02%     1.12%       0.00%
 AST BlackRock Value          0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%
 AST Bond Portfolio 2016 *    0.63%     0.18%      0.10%        0.00%       0.00%       0.00%     0.91%       0.00%
 AST Bond Portfolio
  2018 */,2/                  0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%
 AST Bond Portfolio 2019 *    0.63%     0.19%      0.10%        0.00%       0.00%       0.00%     0.92%       0.00%
 AST Bond Portfolio
  2020 */, 2, 3/              0.63%     1.01%      0.10%        0.00%       0.00%       0.00%     1.74%      -0.75%
 AST Bond Portfolio
  2021 */, 2/                 0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%
 AST Bond Portfolio
  2022 */, 2/                 0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%
 AST Bond Portfolio
  2023 */, 2, 3/              0.63%     1.10%      0.10%        0.00%       0.00%       0.01%     1.84%      -0.84%
 AST Bond Portfolio 2024 *    0.63%     0.26%      0.10%        0.00%       0.00%       0.88%     0.99%       0.00%
 AST Capital Growth Asset
  Allocation                  0.15%     0.01%      0.00%        0.00%       0.00%       0.88%     1.04%       0.00%
 AST Clearbridge Dividend
  Growth/ 4/                  0.84%     0.05%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%
 AST Cohen & Steers Realty    0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%
 AST Federated Aggressive
  Growth                      0.93%     0.07%      0.10%        0.00%       0.00%       0.00%     1.10%       0.00%
 AST FI Pyramis(R) Asset
  Allocation /5/              0.82%     0.11%      0.10%        0.20%       0.07%       0.01%     1.31%       0.00%
 AST First Trust Balanced
  Target                      0.82%     0.03%      0.10%        0.00%       0.00%       0.00%     0.95%       0.00%
 AST First Trust Capital
  Appreciation Target         0.81%     0.03%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%
 AST Franklin Templeton
  Founding Funds
  Allocation /6/              0.91%     0.02%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%
 AST Global Real Estate       0.99%     0.07%      0.10%        0.00%       0.00%       0.00%     1.16%       0.00%
 AST Goldman Sachs
  Concentrated Growth         0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%
 AST Goldman Sachs
  Large-Cap Value             0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%
 AST Goldman Sachs Mid-Cap
  Growth                      0.99%     0.04%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%

----------------------------------------------------------------------------------------------------------------------------------
                                                 UNDERLYING MUTUAL FUND PORTFOLIO
                                                         ANNUAL EXPENSES+

                                               (as a percentage of the average net
                                               assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------
   UNDERLYING PORTFOLIO
                            Net Annual
                            Portfolio
                            Operating
                             Expenses
--------------------------------------
Advanced Series Trust
 AST Academic Strategies
  Asset Allocation            1.54%
 AST Advanced Strategies      0.99%
 AST AQR Emerging Markets
  Equity/ 1/                  1.35%
 AST Balanced Asset
  Allocation                  1.01%
 AST BlackRock Global
  Strategies                  1.12%
 AST BlackRock Value          0.94%
 AST Bond Portfolio 2016 *    0.91%
 AST Bond Portfolio
  2018 */,2/                  0.75%
 AST Bond Portfolio 2019 *    0.92%
 AST Bond Portfolio
  2020 */, 2, 3/              0.99%
 AST Bond Portfolio
  2021 */, 2/                 0.75%
 AST Bond Portfolio
  2022 */, 2/                 0.76%
 AST Bond Portfolio
  2023 */, 2, 3/              1.00%
 AST Bond Portfolio 2024 *    0.99%
 AST Capital Growth Asset
  Allocation                  1.04%
 AST Clearbridge Dividend
  Growth/ 4/                  0.99%
 AST Cohen & Steers Realty    1.11%
 AST Federated Aggressive
  Growth                      1.10%
 AST FI Pyramis(R) Asset
  Allocation /5/              1.31%
 AST First Trust Balanced
  Target                      0.95%
 AST First Trust Capital
  Appreciation Target         0.94%
 AST Franklin Templeton
  Founding Funds
  Allocation /6/              1.03%
 AST Global Real Estate       1.16%
 AST Goldman Sachs
  Concentrated Growth         1.01%
 AST Goldman Sachs
  Large-Cap Value             0.84%
 AST Goldman Sachs Mid-Cap
  Growth                      1.13%

--------------------------------------------------------------------------------------------------------------------------------
                                       UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                           (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
       UNDERLYING                             Distribution                                      Total
       PORTFOLIO                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
Advanced Series Trust
 continued
 AST Goldman Sachs
  Small-Cap Value           0.94%     0.04%      0.10%        0.00%       0.00%       0.09%     1.12%       0.00%       1.12%
 AST High Yield             0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Horizon Moderate
  Asset Allocation          0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST International
  Growth                    0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST International Value    0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST Investment Grade
  Bond /2,3/                0.63%     0.02%      0.10%        0.00%       0.00%       0.00%     0.75%      -0.04%       0.71%
 AST Jennison Large-
  Cap Growth                0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Jennison Large-
  Cap Value                 0.73%     0.02%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST J.P. Morgan Global
  Thematic                  0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%       0.00%       1.07%
 AST J.P. Morgan
  International Equity      0.87%     0.09%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST J.P. Morgan
  Strategic
  Opportunities             0.97%     0.05%      0.10%        0.12%       0.01%       0.00%     1.25%       0.00%       1.25%
 AST Large-Cap Value        0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Lord Abbett Core
  Fixed-Income/ 7/          0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST Marsico Capital
  Growth                    0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Global Equity      0.99%     0.09%      0.10%        0.00%       0.00%       0.00%     1.18%       0.00%       1.18%
 AST MFS Growth             0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Large-Cap
  Value                     0.83%     0.06%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Mid-Cap Value          0.94%     0.04%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST Moderate Asset
  Allocation/ 8/            0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST Money Market           0.46%     0.02%      0.10%        0.00%       0.00%       0.00%     0.58%       0.00%       0.58%
 AST Neuberger Berman
  Core Bond/ 9/             0.68%     0.03%      0.10%        0.00%       0.00%       0.00%     0.81%      -0.01%       0.80%
 AST Neuberger Berman
  Mid-Cap Growth            0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Neuberger
  Berman/LSV Mid-
  Cap Value                 0.89%     0.04%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST New Discovery
  Asset Allocation/ 10/     0.84%     0.09%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Parametric
  Emerging Markets
  Equity                    1.07%     0.24%      0.10%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond             0.62%     0.03%      0.10%        0.00%       0.00%       0.00%     0.75%       0.00%       0.75%
 AST PIMCO Total
  Return Bond               0.60%     0.03%      0.10%        0.00%       0.00%       0.00%     0.73%       0.00%       0.73%

-------------------------------------------------------------------------------------------------------------------------------
                                      UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                           (as a percentage of the average net assets of the underlying Portfolios)
-------------------------------------------------------------------------------------------------------------------------------
      UNDERLYING                             Distribution                                      Total
       PORTFOLIO                                and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                               Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                         Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                            Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-------------------------------------------------------------------------------------------------------------------------------
Advanced Series Trust
 continued
 AST Preservation Asset
  Allocation               0.15%     0.01%      0.00%        0.00%       0.00%       0.80%     0.96%       0.00%       0.96%
 AST Prudential Core
  Bond/ 9/                 0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.03%       0.76%
 AST QMA Emerging
  Markets Equity/ 11/      1.09%     0.21%      0.10%        0.00%       0.00%       0.00%     1.40%       0.00%       1.40%
 AST QMA US Equity
  Alpha                    0.99%     0.06%      0.10%        0.29%       0.25%       0.00%     1.69%       0.00%       1.69%
 AST Quantitative
  Modeling                 0.25%     0.30%      0.00%        0.00%       0.00%       0.87%     1.42%       0.00%       1.42%
 AST Schroders Global
  Tactical                 0.92%     0.04%      0.10%        0.00%       0.00%       0.15%     1.21%       0.00%       1.21%
 AST Schroders Multi-
  Asset World
  Strategies               1.07%     0.05%      0.10%        0.00%       0.00%       0.13%     1.35%       0.00%       1.35%
 AST Small-Cap Growth      0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value       0.88%     0.04%      0.10%        0.00%       0.00%       0.03%     1.05%       0.00%       1.05%
 AST T. Rowe Price
  Asset Allocation         0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%       0.00%       0.93%
 AST T. Rowe Price
  Equity Income            0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%
 AST T. Rowe Price
  Global Bond              0.79%     0.08%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST T. Rowe Price
  Large-Cap Growth         0.84%     0.02%      0.10%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%
 AST T. Rowe Price
  Natural Resources        0.88%     0.04%      0.10%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Wellington
  Management Hedged
  Equity                   0.98%     0.06%      0.10%        0.00%       0.00%       0.03%     1.17%       0.00%       1.17%
 AST Western Asset
  Core Plus Bond           0.67%     0.03%      0.10%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%
 AST Western Asset
  Emerging Markets
  Debt/ 12/                0.83%     0.11%      0.10%        0.00%       0.00%       0.00%     1.04%       0.05%       0.99%

 *  Not offered in Allstate Life Insurance Company of New York Annuities.
 + Expense information in the Underlying Mutual Fund Portfolio Annual Expenses Table has been restated to reflect current fees.
 1 The AST AQR Emerging Markets Equity Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 2 The Portfolio's distributor, Prudential Annuities Distributors, Inc. ("PAD"), has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio as follows: 0.08% over $300 million in daily net assets up to and including $500 million in average daily net assets; 0.07% over $500 million in daily net assets up to and including $750 million in average daily net assets; and 0.06% over $750 million in daily net assets. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.
 3 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired portfolio fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Portfolio's Board of Trustees.
 4 The AST Clearbridge Dividend Growth Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $400 million for the Portfolio for the fiscal period ending December 31, 2013.
 5  Pyramis is a registered service mark of FMR LLC. Used under license.

 6 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, underlying portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, terminate or modify this waiver after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.
 7 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 8 If approved by shareholders, the Portfolio will be restructured on or about April 29, 2013. As restructured, the Portfolio will no longer be a fund-of-funds and will be renamed the AST RCM World Trends Portfolio. Based on assets as of December 31, 2012, as restructured, the Portfolio would have a management fee of 0.92%, other expenses of 0.14%, acquired portfolio fees and expenses of 0.00%, total annual operating expenses before contractual fee waiver of 1.06%, a contractual fee waiver of 0.07% through at least June 30, 2014, and net annual operating expenses after fee waiver of 0.99%.
 9 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees so that the Portfolio's investment management fee would equal 0.70% of the Portfolio's first $500 million of average daily net assets, 0.675% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Portfolio.
 10 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses, so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 11 The AST QMA Emerging Markets Equity Portfolio will commence operations on
    February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 12 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee so that the Portfolio's investment management fee would equal 0.80% of the Portfolio's average daily net assets through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.

 B. OTHER PORTFOLIO CHANGES AND ADDITIONS

 i. All references in your annuity prospectus to the "JPMorgan International Equity Portfolio" are replaced with "J.P. Morgan International Equity Portfolio;" and all references in your annuity prospectus to "Barclays Capital U.S. Aggregate Bond Index" are replaced with "Barclays U.S. Aggregate Bond Index."

 ii. To the list of available variable investment options that appear on the backside of the first page of your prospectus, we add the following new available investment options:

    AST AQR Emerging Markets Equity Portfolio
    AST Clearbridge Dividend Growth Portfolio
    AST QMA Emerging Markets Equity Portfolio

 iii. In the table of Underlying Mutual Fund Portfolio Annual Expenses found in the prospectus section titled, "Summary of Contract Fees and Charges," we add the fees for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as appears in the table above.

 iv. In the Investment Objectives/Policies table found in the section titled, "Investment Options," we add summary descriptions for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as follows:

      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUBADVISOR
     ---------------------------------------------------------------------
                              AST FUNDS
     ---------------------------------------------------------------------
       INTER     AST AQR Emerging Markets Equity          AQR Capital
     NATIONAL    Portfolio: seeks long-term capital     Management LLC
      EQUITY     appreciation. The Portfolio seeks to
                 achieve its investment objective by
                 both overweighting and
                 underweighting securities,
                 countries, and currencies relative
                 to the MSCI Emerging Market Index,
                 using proprietary quantitative
                 return forecasting models and
                 systematic risk-control methods
                 developed by the subadvisor. Under
                 normal circumstances, the Portfolio
                 will invest at least 80% of its
                 assets in equity securities of
                 issuers: (i) located in emerging
                 market countries or (ii) included as
                 emerging market issuers in one or
                 more broad-based market indices. The
                 subadvisor intends to make use of
                 certain derivative instruments in
                 order to implement its investment
                 strategy.
     ---------------------------------------------------------------------
     LARGE CAP   AST Clearbridge Dividend Growth          ClearBridge
                 Portfolio: seeks income, capital       Investments, LLC
                 preservation, and capital
                 appreciation. Under normal
                 circumstances, at least 80% of the
                 Portfolio's assets will be invested
                 in equity or equity-related
                 securities, which the subadvisor
                 believes have the ability to
                 increase dividends over the longer
                 term. The subadvisor will manage the
                 Portfolio to provide exposure to
                 companies that either pay an
                 existing dividend or have the
                 potential to pay and/or
                 significantly grow their dividends.
                 To do so, the subadvisor will
                 conduct fundamental research to
                 screen for companies that have
                 attractive dividend yields, a
                 history and potential for positive
                 dividend growth, strong balance
                 sheets, and reasonable valuations.
     ---------------------------------------------------------------------
       INTER     AST QMA Emerging Markets Equity         Quantitative
     NATIONAL    Portfolio: seeks long-term capital       Management
      EQUITY     appreciation. The Portfolio seeks to   Associates, LLC
                 achieve its investment objective
                 through investment in equity and
                 equity-related securities of
                 emerging market companies. Under
                 normal circumstances, the Portfolio
                 will invest at least 80% of its
                 assets in equity and equity-related
                 securities of issuers: (i) located
                 in emerging market countries or (ii)
                 included as emerging market issuers
                 in one or more broad-based market
                 indices. The strategy used by the
                 subadvisor is a quantitatively
                 driven, bottom up investment process
                 which utilizes an adaptive model
                 that evaluates stocks differently
                 based on their growth expectations.
     ---------------------------------------------------------------------

 v. Also in the section titled, "Investment Options," we add the AST Clearbridge Dividend Growth Portfolio to the Group II list of available Investment Options.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.